Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 29, 2018
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Mar. 29, 2018
Document Effective Date	Mar. 29, 2018
Prospectus Date	May 01, 2017
Global Sustain Portfolio | Class I
Prospectus:
Trading Symbol	MGQIX
Global Sustain Portfolio | Class A
Prospectus:
Trading Symbol	MGQAX
Global Sustain Portfolio | Class L
Prospectus:
Trading Symbol	MGQLX
Global Sustain Portfolio | Class IS
Prospectus:
Trading Symbol	MGQSX
Global Sustain Portfolio | Class C
Prospectus:
Trading Symbol	MSGQX